UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Global Multi-Sector Bond Fund

Investor Class (PRSNX)

This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Investor Class	$66	0.64%

What drove fund performance during the past 12 months?

  Fixed income markets performed well over the past 12 months. Developed market sovereign yields remained rangebound through much of the period but later rose steadily amid renewed inflation concerns, particularly following the outbreak of hostilities in Iran. Credit spreads remained tight.

  Sector allocation and security selection benefited the fund relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Within global sovereign debt, exposure to energy-related sovereign and quasi-sovereign issuers in emerging markets contributed as oil prices surged. Exposure to high yield corporate bonds also contributed. Outside periods of heightened volatility, resilient demand supported the high yield corporate bond sector while strong security selection within the fund’s allocation to the sector further helped relative performance.

  The fund’s underweight duration position in China detracted from relative performance as the People’s Bank of China mostly maintained an easing bias to support economic growth. An underweight to eurozone duration also hampered performance.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to a variety of bond sectors, countries, and currencies. During the period, we generally favored underweight duration positions in key developed markets where we believed fiscal support and increased debt issuance could put upward pressure on sovereign bond yields.

  The fund used derivatives during the period, including currency and interest rate derivatives, to help manage currency and duration positioning more efficiently. The fund’s currency derivatives had a modestly negative effect on absolute returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,328	10,319	10,246
2016	10,088	9,687	9,978
2017	10,403	9,798	10,054
2017	10,598	10,077	10,177
2017	10,787	10,339	10,274
2017	10,783	10,320	10,286
2018	10,829	10,386	10,212
2018	10,757	10,250	10,297
2018	10,773	10,198	10,351
2018	10,752	10,029	10,341
2019	11,165	10,328	10,615
2019	11,478	10,567	10,967
2019	11,966	10,990	11,462
2019	11,903	10,868	11,376
2020	12,070	11,145	11,699
2020	11,824	11,158	11,737
2020	12,537	11,599	11,838
2020	12,863	11,778	11,949
2021	12,977	11,628	11,736
2021	13,066	11,657	11,747
2021	13,207	11,659	11,927
2021	12,978	11,391	11,868
2022	12,700	11,009	11,479
2022	11,968	10,117	10,915
2022	11,587	9,606	10,735
2022	11,194	9,475	10,619
2023	11,178	9,512	10,564
2023	11,400	9,664	10,811
2023	11,635	9,597	10,794
2023	11,985	9,669	10,895
2024	12,387	9,807	11,144
2024	12,460	9,738	11,162
2024	12,862	10,259	11,602
2024	13,066	10,118	11,715
2025	13,144	10,100	11,811
2025	13,230	10,423	11,838
2025	13,457	10,615	12,007
2025	13,668	10,682	12,217
2026	13,892	10,931	12,392
2026	13,977	10,763	12,284

202501-4140694, 202606-5570099

F175-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Investor Class)	5.65%	1.36%	3.40%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.26	-1.58	0.74
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.77	0.90	2.08

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,706,887
  Number of Portfolio Holdings622
  Investment Advisory Fees Paid (000s)$9,346
  Portfolio Turnover Rate216.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Foreign Government Obligations & Municipalities	36.6%
Corporate Bonds	23.9
Asset-Backed Securities	11.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.1
Non-U.S. Government Mortgage-Backed Securities	2.4
Bank Loans	2.1
Municipal Securities	1.3
Securities Lending Collateral	0.6
Convertible Bonds	0.1
Short-Term and Other	13.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Kingdom Gilt	5.9%
Government of Japan	5.7
Government of Malaysia	4.2
U.S. Treasury Inflation-Indexed Notes	4.2
U.S. Treasury Notes	3.9
Government of New Zealand	3.2
Republic of France	1.6
Government of Romania	1.4
Bundesrepublik Deutschland Bundesanleihe	1.3
Republic of South Korea	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Multi-Sector Bond Fund

Investor Class (PRSNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Global Multi-Sector Bond Fund

Advisor Class (PRSAX)

This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Advisor Class	$94	0.92%

What drove fund performance during the past 12 months?

  Fixed income markets performed well over the past 12 months. Developed market sovereign yields remained rangebound through much of the period but later rose steadily amid renewed inflation concerns, particularly following the outbreak of hostilities in Iran. Credit spreads remained tight.

  Sector allocation and security selection benefited the fund relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Within global sovereign debt, exposure to energy-related sovereign and quasi-sovereign issuers in emerging markets contributed as oil prices surged. Exposure to high yield corporate bonds also contributed. Outside periods of heightened volatility, resilient demand supported the high yield corporate bond sector while strong security selection within the fund’s allocation to the sector further helped relative performance.

  The fund’s underweight duration position in China detracted from relative performance as the People’s Bank of China mostly maintained an easing bias to support economic growth. An underweight to eurozone duration also hampered performance.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to a variety of bond sectors, countries, and currencies. During the period, we generally favored underweight duration positions in key developed markets where we believed fiscal support and increased debt issuance could put upward pressure on sovereign bond yields.

  The fund used derivatives during the period, including currency and interest rate derivatives, to help manage currency and duration positioning more efficiently. The fund’s currency derivatives had a modestly negative effect on absolute returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,320	10,319	10,246
2016	10,065	9,687	9,978
2017	10,381	9,798	10,054
2017	10,572	10,077	10,177
2017	10,764	10,339	10,274
2017	10,739	10,320	10,286
2018	10,776	10,386	10,212
2018	10,706	10,250	10,297
2018	10,704	10,198	10,351
2018	10,685	10,029	10,341
2019	11,077	10,328	10,615
2019	11,378	10,567	10,967
2019	11,863	10,990	11,462
2019	11,791	10,868	11,376
2020	11,937	11,145	11,699
2020	11,697	11,158	11,737
2020	12,382	11,599	11,838
2020	12,705	11,778	11,949
2021	12,797	11,628	11,736
2021	12,875	11,657	11,747
2021	13,014	11,659	11,927
2021	12,769	11,391	11,868
2022	12,487	11,009	11,479
2022	11,760	10,117	10,915
2022	11,378	9,606	10,735
2022	10,985	9,475	10,619
2023	10,962	9,512	10,564
2023	11,172	9,664	10,811
2023	11,394	9,597	10,794
2023	11,729	9,669	10,895
2024	12,113	9,807	11,144
2024	12,176	9,738	11,162
2024	12,560	10,259	11,602
2024	12,763	10,118	11,715
2025	12,817	10,100	11,811
2025	12,892	10,423	11,838
2025	13,104	10,615	12,007
2025	13,301	10,682	12,217
2026	13,509	10,931	12,392
2026	13,582	10,763	12,284

202501-4140694, 202606-5570099

F275-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Advisor Class)	5.35%	1.08%	3.11%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.26	-1.58	0.74
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.77	0.90	2.08

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,706,887
  Number of Portfolio Holdings622
  Investment Advisory Fees Paid (000s)$9,346
  Portfolio Turnover Rate216.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Foreign Government Obligations & Municipalities	36.6%
Corporate Bonds	23.9
Asset-Backed Securities	11.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.1
Non-U.S. Government Mortgage-Backed Securities	2.4
Bank Loans	2.1
Municipal Securities	1.3
Securities Lending Collateral	0.6
Convertible Bonds	0.1
Short-Term and Other	13.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Kingdom Gilt	5.9%
Government of Japan	5.7
Government of Malaysia	4.2
U.S. Treasury Inflation-Indexed Notes	4.2
U.S. Treasury Notes	3.9
Government of New Zealand	3.2
Republic of France	1.6
Government of Romania	1.4
Bundesrepublik Deutschland Bundesanleihe	1.3
Republic of South Korea	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Multi-Sector Bond Fund

Advisor Class (PRSAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Global Multi-Sector Bond Fund

I Class (PGMSX)

This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - I Class	$48	0.47%

What drove fund performance during the past 12 months?

  Fixed income markets performed well over the past 12 months. Developed market sovereign yields remained rangebound through much of the period but later rose steadily amid renewed inflation concerns, particularly following the outbreak of hostilities in Iran. Credit spreads remained tight.

  Sector allocation and security selection benefited the fund relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Within global sovereign debt, exposure to energy-related sovereign and quasi-sovereign issuers in emerging markets contributed as oil prices surged. Exposure to high yield corporate bonds also contributed. Outside periods of heightened volatility, resilient demand supported the high yield corporate bond sector while strong security selection within the fund’s allocation to the sector further helped relative performance.

  The fund’s underweight duration position in China detracted from relative performance as the People’s Bank of China mostly maintained an easing bias to support economic growth. An underweight to eurozone duration also hampered performance.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to a variety of bond sectors, countries, and currencies. During the period, we generally favored underweight duration positions in key developed markets where we believed fiscal support and increased debt issuance could put upward pressure on sovereign bond yields.

  The fund used derivatives during the period, including currency and interest rate derivatives, to help manage currency and duration positioning more efficiently. The fund’s currency derivatives had a modestly negative effect on absolute returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	516,565	515,962	512,301
2016	504,266	484,362	498,895
2017	520,646	489,877	502,707
2017	530,793	503,838	508,835
2017	540,515	516,930	513,718
2017	540,282	516,003	514,299
2018	542,786	519,312	510,615
2018	539,874	512,516	514,849
2018	540,388	509,920	517,536
2018	540,011	501,440	517,066
2019	560,483	516,378	530,728
2019	576,396	528,353	548,333
2019	601,107	549,519	573,106
2019	598,656	543,399	568,798
2020	606,766	557,268	584,948
2020	595,221	557,915	586,825
2020	630,802	579,938	591,878
2020	647,444	588,921	597,473
2021	653,423	581,392	586,822
2021	658,177	582,835	587,346
2021	666,075	582,948	596,349
2021	654,225	569,534	593,377
2022	640,499	550,462	573,948
2022	604,437	505,836	545,731
2022	584,864	480,282	536,750
2022	565,823	473,766	530,934
2023	564,678	475,610	528,191
2023	576,728	483,181	540,547
2023	588,257	479,834	539,720
2023	606,189	483,457	544,754
2024	627,392	490,361	557,212
2024	630,709	486,916	558,079
2024	651,363	512,936	580,081
2024	662,609	505,898	585,748
2025	666,164	504,982	590,531
2025	670,805	521,166	591,893
2025	682,599	530,737	600,355
2025	693,590	534,085	610,833
2026	705,238	546,536	619,586
2026	709,858	538,137	614,219

202501-4140694, 202606-5570099

F223-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (I Class)	5.82%	1.52%	3.57%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.26	-1.58	0.74
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.77	0.90	2.08

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,706,887
  Number of Portfolio Holdings622
  Investment Advisory Fees Paid (000s)$9,346
  Portfolio Turnover Rate216.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Foreign Government Obligations & Municipalities	36.6%
Corporate Bonds	23.9
Asset-Backed Securities	11.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.1
Non-U.S. Government Mortgage-Backed Securities	2.4
Bank Loans	2.1
Municipal Securities	1.3
Securities Lending Collateral	0.6
Convertible Bonds	0.1
Short-Term and Other	13.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Kingdom Gilt	5.9%
Government of Japan	5.7
Government of Malaysia	4.2
U.S. Treasury Inflation-Indexed Notes	4.2
U.S. Treasury Notes	3.9
Government of New Zealand	3.2
Republic of France	1.6
Government of Romania	1.4
Bundesrepublik Deutschland Bundesanleihe	1.3
Republic of South Korea	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Multi-Sector Bond Fund

I Class (PGMSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$40,187	$40,201
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSNX Global Multi-Sector
Bond Fund
PRSAX Global Multi-
Sector Bond Fund–
.
Advisor Class
PGMSX Global Multi-Sector
Bond Fund–
.
I Class
T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .98 $ 9 .87 $ 9 .52 $ 10 .45 $ 11 .87
Investment activities
Net investment income
(1)(2)
0 .45 0 .49 0 .51 0 .34 0 .33
Net realized and unrealized
gain/loss 0 .10 0 .11 0 .36 ( 0 .84 ) ( 1 .30 )
Total from investment
activities 0 .55 0 .60 0 .87 ( 0 .50 ) ( 0 .97 )
Distributions
Net investment income ( 0 .48 ) ( 0 .49 ) ( 0 .39 ) ( 0 .36 ) ( 0 .34 )
Net realized gain — — — ( 0 .07 ) ( 0 .11 )
Tax return of capital — — ( 0 .13 ) — —
Total distributions ( 0 .48 ) ( 0 .49 ) ( 0 .52 ) ( 0 .43 ) ( 0 .45 )
NET ASSET VALUE
End of period $ 10 .05 $ 9 .98 $ 9 .87 $ 9 .52 $ 10 .45
T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
5 .65% 6 .18% 9 .30% ( 4 .75 ) % ( 8 .40 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .68% 0 .68% 0 .69% 0 .71% 0 .65%
Net expenses after
waivers/payments by Price
Associates 0 .64% 0 .64% 0 .63% 0 .65% 0 .65%
Net investment income 4 .50% 4 .88% 5 .25% 3 .49% 2 .90%
Portfolio turnover rate
(4)
216 .1% 134 .1% 228 .7% 257 .6% 211 .0%
Net assets, end of period (in
thousands) $1,092,254 $860,812 $753,372 $664,681 $965,689
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/26, 5/31/25 and 5/31/24 would have been 141.5%,
85.6% and 150.8%, respectively.
T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .99 $ 9 .88 $ 9 .53 $ 10 .46 $ 11 .88
Investment activities
Net investment income
(1)(2)
0 .42 0 .46 0 .48 0 .32 0 .30
Net realized and unrealized
gain/loss 0 .10 0 .11 0 .36 ( 0 .85 ) ( 1 .30 )
Total from investment
activities 0 .52 0 .57 0 .84 ( 0 .53 ) ( 1 .00 )
Distributions
Net investment income ( 0 .45 ) ( 0 .46 ) ( 0 .37 ) ( 0 .33 ) ( 0 .31 )
Net realized gain — — — ( 0 .07 ) ( 0 .11 )
Tax return of capital — — ( 0 .12 ) — —
Total distributions ( 0 .45 ) ( 0 .46 ) ( 0 .49 ) ( 0 .40 ) ( 0 .42 )
NET ASSET VALUE
End of period $ 10 .06 $ 9 .99 $ 9 .88 $ 9 .53 $ 10 .46
T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
5 .35% 5 .89% 8 .99% ( 5 .01 ) % ( 8 .66 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .22% 1 .25% 1 .59% 1 .37% 1 .00%
Net expenses after
waivers/payments by Price
Associates 0 .92% 0 .92% 0 .91% 0 .93% 0 .94%
Net investment income 4 .23% 4 .59% 4 .95% 3 .25% 2 .61%
Portfolio turnover rate
(4)
216 .1% 134 .1% 228 .7% 257 .6% 211 .0%
Net assets, end of period (in
thousands) $12,897 $14,132 $16,331 $14,667 $14,758
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/26, 5/31/25 and 5/31/24 would have been 141.5%,
85.6% and 150.8%, respectively.
T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .98 $ 9 .87 $ 9 .53 $ 10 .46 $ 11 .87
Investment activities
Net investment income
(1)(2)
0 .47 0 .50 0 .53 0 .36 0 .35
Net realized and unrealized
gain/loss 0 .10 0 .12 0 .34 ( 0 .84 ) ( 1 .29 )
Total from investment
activities 0 .57 0 .62 0 .87 ( 0 .48 ) ( 0 .94 )
Distributions
Net investment income ( 0 .50 ) ( 0 .51 ) ( 0 .40 ) ( 0 .38 ) ( 0 .36 )
Net realized gain — — — ( 0 .07 ) ( 0 .11 )
Tax return of capital — — ( 0 .13 ) — —
Total distributions ( 0 .50 ) ( 0 .51 ) ( 0 .53 ) ( 0 .45 ) ( 0 .47 )
NET ASSET VALUE
End of period $ 10 .05 $ 9 .98 $ 9 .87 $ 9 .53 $ 10 .46
T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
5 .82% 6 .36% 9 .36% ( 4 .58 ) % ( 8 .17 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .53% 0 .54% 0 .54% 0 .55% 0 .52%
Net expenses after
waivers/payments by Price
Associates 0 .47% 0 .47% 0 .47% 0 .49% 0 .49%
Net investment income 4 .67% 5 .04% 5 .43% 3 .72% 3 .09%
Portfolio turnover rate
(4)
216 .1% 134 .1% 228 .7% 257 .6% 211 .0%
Net assets, end of period (in
thousands) $1,601,736 $1,035,742 $791,153 $566,416 $633,128
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/26, 5/31/25 and 5/31/24 would have been 141.5%,
85.6% and 150.8%, respectively.
T. ROWE PRICE Global Multi-Sector Bond Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  11.1%
Car Loan  1.4%
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 900 901
Ally Bank
Series 2026-A, Class E
6.37%, 3/15/34 (1) 1,545 1,546
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,230
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class D
6.36%, 8/21/28 (1) 5,000 5,012
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 490 494
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 485 478
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 100 99
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 4.912%, 12/26/31 (1) 277 278
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.112%, 12/26/31 (1) 72 72
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  1,310 1,304
Carvana Auto Receivables Trust
Series 2023-N2, Class E
9.94%, 4/10/30 (1) 3,320 3,446
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 671 675
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,923
Carvana Auto Receivables Trust
Series 2024-N1, Class E
8.28%, 3/10/31 (1) 1,579 1,615
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  1,965 1,981
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  3,497 3,528
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  180 182
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  1,175 1,172
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  2,330 2,321
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 460 465
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,196 1,204
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 1,777 1,781
Securitized Term Auto Receivables Trust
Series 2026-A, Class D
4.873%, 3/25/33 (1) 2,880 2,872
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 30 31
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 3,784 3,733
38,343
Home Equity  0.3%
JPMorgan Mortgage Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.45%, 5.075%, 9/20/56 (1) 3,945 3,948
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 2,708 2,707
6,655
Other Asset-Backed Securities  9.1%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.173%, 4/15/35 (1) 2,805 2,809
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
720 East IV
Series 2024-1AR, Class A1R, CLO, FRN
3M TSFR + 1.26%, 7/15/39 (1)(2) 4,345 4,345
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.902%, 4/20/39 (1) 2,385 2,387
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100 100
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 730 730
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.843%, 4/15/39 (1) 4,235 4,243
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 10/20/34 (1) 1,535 1,536
AGL
Series 2023-26A, Class D1R, CLO, FRN
3M TSFR + 2.90%, 6.572%, 10/21/38 (1) 5,580 5,606
Anchorage Capital
Series 2015-7A, Class AR4, CLO, FRN
3M TSFR + 1.32%, 4.99%, 4/28/37 (1) 6,040 6,056
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 3,305 3,311
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/36 (1) 2,870 2,872
Apex Credit
Series 2025-13A, Class A1, CLO, FRN
3M TSFR + 1.35%, 5.021%, 1/22/39 (1) 5,700 5,716
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.425%, 7/18/34 (1) 5,905 5,905
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.31%, 7/17/35 (1) 2,720 2,722
Ballyrock
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.003%, 1/15/38 (1) 4,890 4,902
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.305%, 1/18/35 (1) 3,970 3,976
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.849%, 5/17/31 (1) 2,068 2,069
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.199%, 5/17/31 (1) 2,375 2,374
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.58%, 1/17/33 (1) 1,490 1,490
Battalion XXI
Series 2021-21A, Class AR, CLO, FRN
3M TSFR + 1.15%, 4.823%, 7/15/34 (1) 8,115 8,116
CIFC Funding
Series 2017-3A, Class D1R, CLO, FRN
3M TSFR + 3.70%, 7.375%, 4/20/37 (1) 1,030 1,039
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,844
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 385 388
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 883 865
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 4.81%, 7/17/34 (1) 3,975 3,979
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 462 444
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 2,295 2,297
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.775%, 10/20/33 (1) 3,588 3,590
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.075%, 10/18/33 (1) 2,615 2,615
Fortress Credit BSL XXIV
Series 2025-1A, Class A, CLO, FRN
3M TSFR + 1.27%, 4.945%, 4/20/38 (1) 4,420 4,425
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,440 4,295
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPS Loan Management
Series 2024-19A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.899%, 4/15/37 (1) 1,500 1,503
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 3,669 3,571
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.723%, 7/15/35 (1) 3,340 3,343
Kings Park
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.872%, 1/21/39 (1) 3,270 3,275
KKR
Series 2022-43A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.321%, 4/15/38 (1) 5,900 5,915
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.423%, 7/15/34 (1) 5,115 5,120
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.975%, 10/20/34 (1) 1,345 1,345
Madison Park Funding LI
Series 2021-51A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 4.905%, 10/19/38 (1) 830 831
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.725%, 10/20/29 (1) 2,340 2,341
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 5,320 5,326
Magnetite XXXIV
Series 2023-34A, Class D1R, CLO, FRN
3M TSFR + 2.55%, 6.223%, 1/15/38 (1) 500 499
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 120 120
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 1,704 1,744
Neuberger Berman Loan Advisers
Series 2021-40A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.33%, 10/16/37 (1) 280 280
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.73%, 7/17/36 (1) 1,090 1,090
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Northwoods Capital XIV
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.894%, 11/13/31 (1) 2,196 2,196
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,366
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.863%, 7/30/37 (1) 4,750 4,752
Palmer Square
Series 2021-1A, Class A1AR, CLO, FRN
3M TSFR + 1.15%, 4.825%, 4/20/38 (1) 4,545 4,548
Peebles Park
Series 2024-1A, Class AR, CLO, FRN
3M TSFR + 1.22%, 4.826%, 4/21/37 (1) 6,125 6,125
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 32 32
Post Road Equipment Finance
Series 2026-1A, Class E
7.70%, 1/17/34 (1) 840 860
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.772%, 8/20/32 (1) 3,677 3,678
Rockland Park
Series 2021-1A, Class D1R, CLO, FRN
3M TSFR + 2.90%, 6.575%, 7/20/38 (1) 5,475 5,316
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.921%, 3/30/38 (1) 3,625 3,633
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 1,913 1,944
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 5,970 5,919
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.225%, 7/20/34 (1) 3,565 3,566
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 4.96%, 4/23/39 (1) 6,000 6,015
Signal Peak
Series 2018-5A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.181%, 4/25/37 (1) 2,400 2,400
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sonic Capital
Series 2021-1A, Class A2II
2.636%, 8/20/51 (1) 1,726 1,479
Sound Point XX
Series 2018-2A, Class A, CLO, FRN
3M TSFR + 1.362%, 5.028%, 7/26/31 (1) 376 376
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/32 (1) 520 521
Symphony
Series 2023-30A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.215%, 10/20/37 (1) 2,085 2,088
Symphony
Series 2024-42A, Class A1R, CLO, FRN
3M TSFR + 1.24%, 4.868%, 4/17/37 (1) 2,975 2,975
THL Credit Wind River
Series 2019-3A, Class AR3, CLO, FRN
3M TSFR + 1.20%, 4.873%, 1/15/38 (1) 3,335 3,340
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $235 (3)(4)(5) 278 303
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24,
Cost $3,406 (3)(4)(5) 3,406 2,561
Trestles VIII
Series 2025-8A, Class A1, CLO, FRN
3M TSFR + 1.33%, 5.005%, 6/11/35 (1) 4,730 4,729
Trestles VIII
Series 2025-8A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 7/20/39 (1)(2) 4,810 4,810
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.777%, 1/25/34 (1) 5,180 5,179
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.727%, 1/25/35 (1) 5,425 5,428
Wellfleet
Series 2019-1A, Class A2RR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/32 (1) 5,110 5,115
Wellfleet
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.18%, 4.855%, 4/20/34 (1) 4,020 4,021
Wind River
Series 2022-1AR, Class B1RR, CLO, FRN
3M TSFR + 1.55%, 7/20/35 (1)(2) 6,115 6,115
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 5.133%, 7/15/37 (1) 7,890 7,892
245,631
Residential Mortgage  0.1%
PRET
Series 2026-NPL6, Class A1, STEP
5.693%, 5/25/56 (1) 3,515 3,515
3,515
Student Loan  0.2%
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 1,015 1,012
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,052
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,769
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 903 858
5,691
Total Asset-Backed Securities
(Cost $301,368) 299,835
BANK LOANS  2.1% (6)
FINANCIAL INSTITUTIONS  0.4%
Financial Other  0.0%
Mermaid Bidco , FRN
3M TSFR + 3.25%, 6.908%, 7/3/31  921 909
909
Insurance  0.4%
Asurion, FRN
3M TSFR + 5.25%, 9.028%, 1/20/29  1,060 1,060
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.45%, 5/6/31  4,505 4,457
OneDigital Borrower, FRN
1M TSFR + 3.00%, 6.62%, 7/2/31  4,992 4,933
10,450
Total Financial Institutions 11,359
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  1.6%
Capital Goods  0.1%
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 9.961%, 5/21/29  3,079 3,081
3,081
Communications  0.4%
Discovery Global Holdings, FRN
1M TSFR + 2.50%, 6/30/33 (2) 7,520 7,533
Mercury Data Center Bidco , FRN
3M TSFR + 4.75%, 8.418%, 9/5/29 (3) 2,406 2,400
9,933
Consumer Cyclical  0.0%
Boots Group Finco , FRN
3M TSFR + 3.25%, 6.924%, 8/30/32  1,342 1,350
1,350
Consumer Non-Cyclical  0.1%
Amneal Pharmaceuticals, FRN
1M TSFR + 3.00%, 6.62%, 8/1/32  1,005 1,010
Hopper Merger Sub, FRN
3M TSFR + 5.00%, 8.679%, 1/5/34  2,795 2,774
3,784
Technology  1.0%
Avalara, FRN
3M TSFR + 2.75%, 6.45%, 3/26/32  5,970 5,785
Cloud Software Group, FRN
3M TSFR + 3.25%, 6.95%, 8/13/32  6,045 5,653
Galileo Parent, FRN
6M TSFR + 4.50%, 8.118%, 3/3/33  3,575 3,566
Proofpoint, FRN
1M TSFR + 3.00%, 6.70%, 8/31/28  5,930 5,785
Storable, FRN
1M TSFR + 3.25%, 6.87%, 4/16/31  6,060 5,907
26,696
Total Industrial 44,844
UTILITY  0.1%
Electric  0.1%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 5.87%, 2/26/32  1,646 1,647
Total Utility 1,647
Total Bank Loans
(Cost $58,272) 57,850
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Industrial Other  0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition Date:
8/23/18, Cost $— (3)(5)(7) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —
CONVERTIBLE BONDS  0.1%
FINANCIAL INSTITUTIONS  0.0%
Financial Other  0.0%
Kaisa Group Holdings, Zero Coupon, 12/31/26 (1) 168 3
Kaisa Group Holdings, Zero Coupon, 12/31/27 (1) 210 2
Kaisa Group Holdings, Zero Coupon, 12/31/28 (1) 337 4
Kaisa Group Holdings, Zero Coupon, 12/31/29 (1) 337 4
Kaisa Group Holdings, Zero Coupon, 12/31/30 (1) 421 2
Kaisa Group Holdings, Zero Coupon, 12/31/31 (1) 421 5
Kaisa Group Holdings, Zero Coupon, 12/31/32 (1) 794 8
Total Financial Institutions 28
INDUSTRIAL  0.1%
Consumer Non-Cyclical  0.1%
WuXi AppTec , Zero Coupon, 5/22/27 (CNY)  17,000 2,618
2,618
Transportation  0.0%
Bolt Innovation, Zero Coupon, 2/5/33 (HKD)  4,000 469
469
Total Industrial 3,087
Total Convertible Bonds
(Cost $3,256) 3,115
CORPORATE BONDS  23.9%
FINANCIAL INSTITUTIONS  9.9%
Banking  6.8%
Banco de Sabadell, VR, 5.125%, 11/10/28 (EUR) (8) 3,500 4,198
Bancolombia , VR, 8.625%, 12/24/34 (8) 3,350 3,522
Bank of America, VR, 5.819%, 9/15/29 (8) 5,210 5,349
Barclays, VR, 4.837%, 9/10/28 (8) 10,120 10,153
Barclays, VR, 7.625% (8)(9)(10) 1,700 1,783
BBVA Mexico, VR, 5.125%, 1/18/33 (8) 4,745 4,644
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CaixaBank , VR, 4.634%, 7/3/29 (1)(8) 3,397 3,398
CaixaBank , VR, 6.208%, 1/18/29 (1)(8) 1,203 1,234
Ceska sporitelna , VR, 5.737%, 3/8/28 (EUR) (8) 8,900 10,594
Danske Bank, VR, 4.298%, 4/1/28 (1)(8) 6,545 6,538
Erste Group Bank, VR, 4.25% (EUR) (8)(9) 2,800 3,266
Federation des Caisses Desjardins du Quebec, 5.021%, 5/27/31 (1) 5,935 5,991
HSBC Holdings, VR, 4.899%, 3/3/29 (8) 3,415 3,433
HSBC Holdings, VR, 5.13%, 3/3/31 (8)(10) 2,719 2,743
HSBC Holdings, VR, 5.279%, 3/10/37 (8) 5,470 5,406
ING Groep , VR, 6.114%, 9/11/34 (8) 6,255 6,646
Ipoteka -Bank ATIB, 6.45%, 10/9/30 (10) 4,080 4,097
Ipoteka -Bank ATIB, 17.50%, 10/9/28 (UZS)  19,400,000 1,679
Jerrold Finco , 7.50%, 6/15/31 (GBP)  1,765 2,379
Oversea-Chinese Banking, VR, 4.55%, 9/8/35 (8) 4,850 4,793
Shinhan Bank, 5.75%, 4/15/34  5,280 5,486
Skandinaviska Enskilda Banken , Series 604, 3.00%, 12/17/30 (SEK)  170,000 18,573
Societe Generale, VR, 5.249%, 5/22/29 (1)(8) 9,579 9,671
Stadshypotek , Series 1596, 2.50%, 2/1/30 (SEK)  174,000 18,717
Standard Chartered, VR, 0.85%, 1/27/28 (EUR) (8) 4,715 5,433
Swedbank Hypotek , Series 201, 3.00%, 10/29/30 (SEK)  147,600 16,133
Türkiye Is Bankasi , Series 182, Zero Coupon, 8/24/26 (TRY)  144,950 2,829
UBS Group, VR, 7.75%, 3/1/29 (EUR) (8) 6,225 7,819
Wells Fargo, VR, 3.526%, 3/24/28 (8) 2,815 2,795
Wells Fargo, VR, 5.15%, 4/23/31 (8) 5,666 5,750
185,052
Brokerage Asset Managers Exchanges  0.4%
Charles Schwab, VR, 5.493%, 5/21/37 (8) 4,640 4,706
Jane Street Group, 6.125%, 11/1/32 (1) 2,670 2,677
Jane Street Group, 6.75%, 5/1/33 (1) 3,495 3,594
10,977
Finance Companies  0.5%
Shriram Finance, 6.625%, 4/22/27  5,525 5,612
Sixth Street Specialty Lending, 5.65%, 8/15/31  4,075 4,021
UWM Holdings, 6.625%, 2/1/30 (1) 2,815 2,670
12,303
Financial Other  1.6%
Aldar Properties, VR, 6.623%, 4/15/55 (8) 6,235 6,130
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 3,700 3,638
Blackstone Property Partners Europe Holdings, 1.625%, 4/20/30
(EUR)  6,350 6,862
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (8) 901 908
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (8) 4,338 4,617
Iridium Capital, FRN, 6M EURIBOR + 2.50%, 5.002%, 12/2/30
(EUR)  5,300 6,199
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kona SPC, FRN, 1M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 5,000 5,896
Kona SPC, FRN, 1M EURIBOR + 3.55%, 5.718%, 9/15/26 (EUR) (1) 4,980 5,853
MAF Global Securities, VR, 7.875% (8)(9) 2,600 2,629
42,732
Insurance  0.3%
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 2,710 2,690
Asurion, 8.375%, 2/1/34 (1) 4,640 4,535
Equitable America Global Funding, 3.95%, 9/15/27 (1) 1,100 1,091
8,316
Real Estate Investment Trusts  0.3%
FIBRA Prologis, 5.50%, 11/26/35 (1)(10) 2,750 2,684
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  5,700 6,553
9,237
Total Financial Institutions 268,617
INDUSTRIAL  13.0%
Basic Industry  0.5%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  3,940 3,842
Orbia Advance Corp., 6.80%, 5/13/30  3,245 3,271
POSCO, 5.75%, 1/17/28 (1) 1,740 1,770
Sasol Financing USA, 4.375%, 9/18/26  5,640 5,630
14,513
Capital Goods  0.1%
Sword Purchaser, 8.25%, 4/15/33 (1) 2,470 2,544
Vertiv Holdings, 5.80%, 3/15/56  665 656
3,200
Communications  2.5%
Advanced Info Service, 4.26%, 3/4/31  3,640 3,567
Africell Holding, 10.50%, 10/23/29 (1)(10) 3,665 3,726
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1) 2,200 2,230
CCO Holdings, 7.00%, 2/1/33 (1) 2,715 2,653
Directv Financing, 10.00%, 2/15/31 (1) 2,540 2,658
Meta Platforms, 5.625%, 11/15/55  10,460 9,635
Netflix, 4.625%, 5/15/29 (EUR)  5,595 6,811
OAK-Eagle Acquireco , 6.25%, 7/1/33 (EUR) (1) 1,860 2,259
Orange, 4.75%, 1/13/33 (1) 5,300 5,233
Orange, 5.00%, 1/13/36 (1) 5,320 5,225
Rogers Communications, VR, 7.00%, 4/15/55 (8) 1,815 1,856
Rogers Communications, VR, 7.125%, 4/15/55 (8) 2,715 2,812
Stagwell Global, 5.625%, 8/15/29 (1) 2,760 2,680
Turkcell Iletisim Hizmetleri , 7.45%, 1/24/30 (1) 2,300 2,354
Veon Midco, 3.375%, 11/25/27  9,420 9,277
Veon Midco, 6.95%, 6/1/31 (1) 4,800 4,807
67,783
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical  1.4%
Advance Auto Parts, 7.00%, 8/1/30 (1) 2,035 2,092
Advance Auto Parts, 7.375%, 8/1/33 (1) 4,075 4,237
Eurofins Scientific, 3.875%, 2/5/33 (EUR)  6,161 7,155
Ferrari, 3.625%, 5/21/30 (EUR)  4,375 5,169
General Motors Financial, 4.20%, 10/27/28  3,975 3,944
Pandora, 4.50%, 4/10/28 (EUR)  4,330 5,153
Six Flags Entertainment, 7.25%, 5/15/31 (1) 2,705 2,699
Vivo Energy Investments, 5.125%, 9/24/27 (1) 2,510 2,488
Volkswagen Group of America Finance, 4.45%, 9/11/27 (1) 2,740 2,736
Zhongsheng Group Holdings, 5.98%, 1/30/28  2,900 2,828
38,501
Consumer Non-Cyclical  1.7%
1261229 B.C., 10.00%, 4/15/32 (1) 2,585 2,647
Bacardi-Martini, 5.25%, 1/15/29 (1) 3,736 3,770
Bacardi-Martini, 5.55%, 2/1/30 (1) 2,788 2,838
Cencora , 4.60%, 2/13/33  2,665 2,614
CVS Health, 5.125%, 2/21/30  9,092 9,219
CVS Health, VR, 6.75%, 12/10/54 (8) 4,655 4,848
CVS Health, VR, 7.00%, 3/10/55 (8) 1,940 2,024
HCA, 3.50%, 9/1/30  9,827 9,336
Kernel Holding, 6.75%, 10/27/27  2,080 2,033
Newell Brands, 6.625%, 5/15/32  2,770 2,695
Rede D'or Finance, 6.45%, 9/9/35 (1)(10) 2,750 2,696
44,720
Energy  2.8%
AmeriGas Partners, 9.50%, 6/1/30 (1) 2,405 2,586
Baker Hughes Holdings, 4.65%, 6/15/33  4,761 4,674
Baker Hughes Holdings, 5.00%, 6/15/36  5,581 5,486
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 2,645 2,645
Comstock Resources, 6.75%, 3/1/29 (1) 2,695 2,648
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,590 2,653
FS Luxembourg, 8.625%, 6/25/33  4,000 3,980
Greensaif Pipelines Bidco , 6.51%, 2/23/42  4,340 4,603
Hilcorp Energy I, 6.875%, 5/15/34 (1) 2,670 2,671
Occidental Petroleum, 8.875%, 7/15/30  8,044 9,143
ONEOK, 4.25%, 9/24/27  6,915 6,900
Raizen Fuels Finance, 6.25%, 7/8/32 (11) 1,515 873
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(11) 6,850 3,939
Raizen Fuels Finance, 6.45%, 3/5/34 (7)(11) 1,195 687
Raizen Fuels Finance, 6.95%, 3/5/54 (7)(11) 2,580 1,480
Tengizchevroil Finance International, 3.25%, 8/15/30  4,850 4,530
Vaca Muerta , FRN,
6M
TSFR + 5.38%, 9.335%, 7/8/30, Acquisition
Date: 12/1/25, Cost $2,276 (5) 2,276 2,306
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Venture Global LNG, VR, 9.00% (1)(8)(9) 3,130 3,092
Vista Energy Argentina, 7.875%, 4/8/38 (1) 3,600 3,700
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  6,600 7,357
75,953
Industrial Other  0.5%
Booz Allen Hamilton, 5.95%, 8/4/33 (10) 7,919 8,114
GMR Hyderabad International Airport, 4.25%, 10/27/27  5,680 5,603
13,717
Technology  3.2%
Cadence Design Systems, 4.20%, 9/10/27  2,325 2,321
Fiserv Funding, 2.875%, 6/15/28 (EUR)  2,466 2,853
Fiserv Funding, 3.50%, 6/15/32 (EUR)  8,130 9,237
Flash Compute, 7.25%, 12/31/30 (1) 4,300 4,439
Fortinet, 2.20%, 3/15/31  4,527 4,047
Foundry JV Holdco, 6.25%, 1/25/35 (1) 8,772 9,275
Hewlett Packard Enterprise, 4.45%, 9/25/26  6,795 6,801
Kaspi.KZ, 6.25%, 3/26/30 (1) 3,360 3,410
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 3,225 3,369
Oracle, 4.45%, 9/26/30 (10) 12,747 12,354
PR RNO Property Owner 1, 6.50%, 5/1/31 (1) 2,285 2,288
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 5,617 5,467
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 2,600 2,606
Salesforce, 5.55%, 3/15/36  5,273 5,305
Salesforce, 6.55%, 3/15/56  4,143 4,227
Shift4 Payments, 6.75%, 8/15/32 (1) 2,655 2,656
Synopsys, 4.85%, 4/1/30  5,180 5,208
85,863
Transportation  0.3%
Brambles Finance, 1.50%, 10/4/27 (EUR)  3,930 4,500
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28
(EUR)  1,789 2,043
6,543
Total Industrial 350,793
UTILITY  1.0%
Electric  1.0%
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 3,656 3,716
ENEL Finance International, 4.125%, 9/30/28 (1) 650 643
NextEra Energy Capital Holdings, VR, 4.20%, 2/26/56 (EUR) (8) 4,470 5,149
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56 (EUR) (8) 4,751 5,438
NRG Energy, VR, 10.25% (1)(8)(9) 2,830 3,079
PG&E, VR, 7.375%, 3/15/55 (8) 242 247
Renew Treasury Ifsc , 6.50%, 2/2/31 (1) 3,500 3,482
Star Energy Geothermal Wayang Windu , 6.75%, 4/24/33  3,675 3,747
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 6.00%, 4/15/34 (1) 1,320 1,359
26,860
Natural Gas  0.0%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  1,000 1,157
1,157
Total Utility 28,017
Total Corporate Bonds
(Cost $646,827) 647,427
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  36.6%
Government Guarantee  0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,215
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,787
4,002
Local Authorities  0.1%
Central Plaza Development, 7.15%, 3/21/28 (10) 3,850 3,892
3,892
Owned No Guarantee  0.7%
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 1,953 1,929
Kazakhstan Temir Zholy National, 5.25%, 4/29/36 (1)(10) 3,000 2,919
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,389
Navoiyuran State Enterprise, 6.70%, 7/2/30 (1) 3,441 3,515
Petroleos de Venezuela, 9.00%, 11/17/21 (7)(11) 5,059 2,346
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27 (UZS)  45,880,000 4,021
18,119
Sovereign  5.5%
Government of Romania, 5.125%, 9/24/31 (EUR)  1,026 1,226
Government of Romania, 5.375%, 6/7/33 (EUR) (1) 5,629 6,637
Government of Romania, 5.875%, 7/11/32 (EUR)  3,190 3,900
Government of Ukraine, STEP, 0.00%, 2/1/36  3,470 2,015
Government of Ukraine, STEP, 4.50%, 2/1/35  3,983 2,694
Government of Ukraine, STEP, 4.50%, 2/1/36  4,640 3,088
Kingdom of Bahrain, 7.10%, 2/3/38 (1) 2,820 2,797
Kingdom of Jordan, 7.50%, 1/13/29  2,045 2,142
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 7,000 8,203
Kyrgyz Republic, 7.75%, 6/3/30 (1) 16,010 16,334
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 5,041
Republic of Albania, 5.90%, 6/9/28 (EUR)  800 974
Republic of Argentina, STEP, 5.00%, 1/9/38  8,247 6,640
Republic of Colombia, 5.375%, 1/21/29  19,204 19,107
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 4,750 5,840
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (1) 5,000 6,176
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Ecuador, 8.75%, 1/29/34 (1) 710 721
Republic of Ecuador, 9.25%, 1/29/39 (1) 2,610 2,689
Republic of Ivory Coast, 6.875%, 4/1/28 (XOF) (1) 5,688,000 10,237
Republic of Montenegro, 7.25%, 3/12/31 (1) 1,948 2,061
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  1,875 2,230
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,879
Republic of Serbia, 1.50%, 6/26/29 (EUR)  2,331 2,529
Republic of Serbia, 4.25%, 5/6/31 (EUR) (1) 13,843 16,104
Republic of Serbia, 6.25%, 5/26/28 (1) 3,400 3,487
Republic of Sri Lanka, STEP, 3.35%, 3/15/33  7,808 7,158
Republic of Sri Lanka, STEP, 3.60%, 5/15/36  4,332 4,198
Republic of Suriname, 8.50%, 11/6/35 (1) 3,520 3,788
149,895
Supranational  0.2%
Corp. Andina de Fomento , VR, 6.75% (1)(8)(9) 4,810 4,982
4,982
Treasuries  29.9%
Arab Republic of Egypt Treasury Bills, 25.501%, 9/15/26 (EGP)  189,300 3,385
Arab Republic of Egypt Treasury Bills, 25.70%, 10/6/26 (EGP)  189,600 3,342
Arab Republic of Egypt Treasury Bills, 26.11%, 6/16/26 (EGP)  360,000 6,829
Arab Republic of Egypt Treasury Bills, Series 364D, 23.771%,
8/11/26 (EGP)  36,800 673
Arab Republic of Egypt Treasury Bills, Series 364D, 24.101%,
8/25/26 (EGP)  24,050 436
Arab Republic of Egypt Treasury Bills, Series 364D, 24.129%,
11/10/26 (EGP)  280,175 4,835
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31 (BRL)  79,511 13,787
Bundesrepublik Deutschland Bundesanleihe , 2.50%, 8/15/54 (EUR)  1,176 1,131
Bundesrepublik Deutschland Bundesanleihe , Series TWIN, 2.30%,
2/15/33 (EUR)  29,673 33,682
Commonwealth of Australia, Series 171, 4.25%, 12/21/35 (AUD)  9,006 6,193
Czech Republic, 1.50%, 4/24/40 (CZK)  256,950 8,086
Czech Republic, 1.95%, 7/30/37 (CZK)  32,990 1,197
Federal Republic of Nigeria OMO Bill, Series 140D, 21.129%,
9/15/26 (NGN)  10,970,000 7,532
Federal Republic of Nigeria OMO Bill, Series 252D, 20.775%,
6/30/26 (NGN)  5,285,761 3,789
Federal Republic of Nigeria OMO Bill, Series 364D, 20.575%, 6/2/26
(NGN)  12,060,000 8,791
Government of Japan, 2.40%, 3/20/55 (JPY)  827,650 3,860
Government of Japan, Inflation-Indexed, 0.005%, 3/10/34 (JPY)  7,864,734 47,922
Government of Japan, Inflation-Indexed, 0.005%, 3/10/35 (JPY)  7,925,304 47,852
Government of Japan, Series 175, 0.50%, 12/20/40 (JPY)  4,000,000 17,345
Government of Japan, Series 183, 1.60%, 12/20/30 (JPY)  5,890,900 36,586
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Government of Malaysia, 3.733%, 6/15/28 (MYR)  26,456 6,746
Government of Malaysia, 4.498%, 4/15/30 (MYR)  290,207 76,312
Government of Malaysia, 4.642%, 11/7/33 (MYR)  50,129 13,546
Government of Malaysia, Series 0123, 4.457%, 3/31/53 (MYR)  27,150 7,292
Government of Malaysia, Series 0325, 3.917%, 7/15/55 (MYR)  43,292 10,653
Government of New Zealand, 2.75%, 5/15/51 (NZD)  22,171 8,900
Government of New Zealand, 4.25%, 5/15/36 (NZD)  86,526 50,701
Government of New Zealand, 5.00%, 5/15/54 (NZD)  47,908 28,205
Government of Romania, Series 15Y, 7.90%, 2/24/38 (RON)  105,035 25,031
Kingdom of Belgium, 3.30%, 6/22/54 (EUR) (1) 7,826 7,705
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 8,669 6,658
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  101,016 10,368
Kingdom of Thailand, 2.98%, 6/17/45 (THB)  81,009 2,461
People's Republic of China, Series INBK, 2.38%, 1/15/56 (CNY)  144,590 21,976
Republic of Estonia, 3.25%, 1/17/34 (EUR)  5,095 5,918
Republic of France, Series OAT, 2.70%, 2/25/31 (EUR) (1) 30,267 34,926
Republic of France, Series OAT, 3.25%, 5/25/55 (EUR) (1) 8,720 8,289
Republic of Indonesia, 6.375%, 4/15/32 (IDR)  151,695,000 8,345
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  45,886,000 2,676
Republic of Indonesia, Series FR96, 7.00%, 2/15/33 (IDR)  35,295,000 2,004
Republic of Poland, 5.00%, 10/25/34 (PLN)  9,547 2,555
Republic of Slovenia, 3.125%, 7/2/35 (EUR)  10,960 12,656
Republic of South Korea, Series 3512, 3.25%, 12/10/35 (KRW)  25,138,440 15,619
Republic of South Korea, Series 5603, 3.50%, 3/10/56 (KRW)  21,278,540 12,823
United Kingdom Gilt, 4.375%, 3/7/28 (GBP)  37,086 50,088
United Kingdom Gilt, 4.375%, 3/7/30 (GBP)  38,253 51,674
United Kingdom Gilt, 4.375%, 1/31/40 (GBP)  5,999 7,469
United Kingdom Gilt, 4.375%, 7/31/54 (GBP)  13,742 15,471
United Kingdom Gilt, 4.75%, 10/22/35 (GBP)  26,182 35,114
United Mexican States, Series M, 8.00%, 4/15/32 (MXN)  180,022 10,014
809,448
Total Foreign Government Obligations & Municipalities
(Cost $978,969) 990,338
MUNICIPAL SECURITIES  1.3%
Colorado  0.1%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 3,707
3,707
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 18,504 12,768
12,768
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 3,610 3,610
3,610
Virginia  0.5%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  18,190 13,485
13,485
West Virginia  0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  1,605 1,572
1,572
Total Municipal Securities
(Cost $36,789) 35,142
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.4%
Collateralized Mortgage Obligations  1.3%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM, 2.336%, 4/25/66 (1) 1,830 1,350
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.399%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,676 (3)(5) 1,676 1,680
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.662%, 2/25/46 (1) 1,011 1,011
Cross
Series 2026-NQM6, Class A2, CMO, STEP, 5.521%, 5/25/71 (1) 1,028 1,026
EFMT
Series 2026-NQM4, Class A2, CMO, STEP, 5.669%, 4/25/71 (1) 1,945 1,949
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 54 49
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, ARM, SOFR30A + 1.35%, 4.975%,
3/20/56 (1) 1,168 1,174
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 4,267 4,248
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 1,095 861
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM, 5.321%, 1/25/66 (1) 2,178 2,180
Roc Mortgage Trust
Series 2024-RTL1, Class A1, CMO, STEP, 5.589%, 10/25/39 (1) 2,610 2,614
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM, 3.551%, 2/25/47 (1) 2,270 1,888
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 2 2
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM, 1.593%, 11/25/55 (1) 100 98
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO, ARM, SOFR30A + 2.40%,
6.012%, 2/25/42 (1) 590 595
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.562%, 9/25/45 (1) 1,215 1,216
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM, SOFR30A + 0.90%,
4.512%, 10/25/45 (1) 4,702 4,705
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.712%, 10/25/45 (1) 1,677 1,675
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class M1, CMO, ARM, SOFR30A + 1.15%,
4.762%, 2/25/45 (1) 798 797
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM, SOFR30A + 1.00%,
4.612%, 2/25/46 (1) 2,034 2,033
Structured Agency Credit Risk Debt Notes
Series 2026-DNA2, Class M1, CMO, ARM, SOFR30A + 1.20%,
4.812%, 3/25/46 (1) 3,375 3,375
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class M1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 5/25/46 (1) 1,090 1,091
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP, 6.968%, 12/25/68 (1) 832 837
36,454
Commercial Mortgage-Backed Securities  1.1%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM, 1M TSFR + 1.38%, 5.018%,
9/15/34 (1) 995 992
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.451%, 10/10/42 (1) 815 814
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.269%,
12/15/39 (1) 1,184 1,187
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.327%,
12/15/44 (1) 2,520 2,522
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 5.727%,
12/15/44 (1) 3,546 3,548
BX Trust
Series 2026-CLS, Class C, ARM, 1M TSFR + 2.35%, 5.977%,
5/15/43 (1) 525 527
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2026-PNDA, Class B, ARM, 1M TSFR + 1.50%, 5.15%,
5/15/43 (1) 1,600 1,605
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM, 3.19%, 2/10/47  471 465
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.477%,
10/15/42 (1) 1,165 1,169
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.568%,
5/15/37 (1) 1,540 1,540
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1) 4,315 3,871
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM, 5.007%, 11/5/38 (1) 1,145 1,142
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 5,387 3,915
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 5.368%,
5/15/39 (1) 1,290 1,292
SMRT
Series 2022-MINI, Class D, ARM, 1M TSFR + 1.95%, 5.578%,
1/15/39 (1) 4,470 4,464
29,053
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $66,963) 65,507
PRIVATE INVESTMENT COMPANY  0.1%
Government Guarantee  0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $990 (5)(7) † 1,426
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $727 (5) † 846
Total Private Investment Company
(Cost $1,717) 2,272
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  8.1%
U.S. Treasury Obligations  8.1%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  111,465 113,464
T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.50%, 7/15/26 (13) 105,000 105,090
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $219,734) 218,554
SHORT-TERM INVESTMENTS  12.7%
Money Market Funds  12.6%
T. Rowe Price Government Reserve Fund, 3.67% (14)(15) 340,128 340,128
340,128
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.645%, 6/25/26 (13) 1,350 1,347
1,347
Total Short-Term Investments
(Cost $341,475) 341,475
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (14)(15) 4,065 4,065
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,065
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.67% (14)(15) 12,808 12,808
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 12,808
Total Securities Lending Collateral
(Cost $16,873) 16,873
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call, 6/26/26 @
$110.50 (7) 982 107,851 292
U.S. Treasury 10-Year Notes Futures, Call, 6/26/26 @
$111.00 (7) 982 107,851 169
U.S. Treasury 10-Year Notes Futures, Call, 6/26/26 @
$111.50 (7) 982 107,851 107
a a a a
Total Options Purchased (Cost $846) 568
Total Investments in Securities
99.0% of Net Assets
(Cost $2,673,089) $ 2,678,956
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $717,571 and represents 26.5% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $9,122 and represents 0.3% of net assets.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) Non-income producing
T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) See Note 4 . All or a portion of this security is on loan at May 31, 2026.
(11) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
(15) Affiliated Companies
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M SGD SIBOR One month SGD SIBOR (Singapore interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
USD U.S. Dollar
UZS Uzbekistani Som
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
XOF CFA Franc Bceao
ZAR South African Rand
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / HUF, Call, 6/12/26
@ HUF312.00 2 20,178 (38)
Total Options Written (Premiums $(277)) $ (38)
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (0.4)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 * 4,200 121 (75) 196
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 268 29 18 11
Goldman Sachs, Protection Sold
(Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 5,245 13 1 12
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 267 28 17 11
Morgan Stanley, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S18, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/57 11,352 (909) (724) (185)
Morgan Stanley, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S18, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/17/57 17,625 (1,412) (1,083) (329)
Total Bilateral Credit Default Swaps, Protection
Sold (1,846) (284)
Total Bilateral Swaps (1,846) (284)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.3)%
Credit Default Swaps, Protection Bought (0.6)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S46, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/31 28,316 (2,634) (2,153) (481)
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S45, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/31 (EUR) 92,000 (12,290) (9,950) (2,340)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 6,505 (58) 423 (481)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (3,302)
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 10,548 143 49 94
Total Centrally Cleared Credit Default Swaps,
Protection Sold 94
Interest Rate Swaps 0.1%
2 Year Interest Rate Swap, Receive
Fixed 3.986% Annually, Pay Variable
3.744% (GBP SONIA) Annually, 3/16/28
(GBP) 44,500 (73) — (73)
2 Year Interest Rate Swap, Receive
Fixed 4.269% Annually, Pay Variable
3.743% (GBP SONIA) Annually, 3/23/28
(GBP) 152,554 849 — 849
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.728% (JPY TONA) Annually, 2/11/30
(JPY) 14,136,253 2,295 — 2,295
5 Year Interest Rate Swap, Pay Fixed
1.194% Annually, Receive Variable
0.671% (JPY TONA) Annually, 11/4/30
(JPY) 2,325,314 329 — 329
5 Year Interest Rate Swap, Pay Fixed
2.792% Semi-Annually, Receive Variable
2.250% (CORRA) Semi-Annually,
1/23/31 (CAD) 81,041 54 — 54
5 Year Interest Rate Swap, Pay Fixed
4.208% Annually, Receive Variable
3.830% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 92,297 (429) — (429)
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
3.940% (6M PLN WIBOR) Semi-
Annually, 6/10/30 (PLN) 25,101 (124) — (124)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/11/30 (PLN) 6,326 (33) — (33)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/11/30 (PLN) 6,325 (35) — (35)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 (PLN) 68,185 (401) — (401)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 (PLN) 68,185 (406) — (406)
5 Year Interest Rate Swap, Pay Fixed
4.785% Annually, Receive Variable
3.960% (6M PLN WIBOR) Semi-
Annually, 5/21/31 (PLN) 28,989 (136) — (136)
5 Year Interest Rate Swap, Receive
Fixed 2.395% Annually, Pay Variable
2.512% (6M EURIBOR) Semi-Annually,
10/9/30 (EUR) 21,468 (68) — (68)
5 Year Interest Rate Swap, Receive
Fixed 3.022% Annually, Pay Variable
2.619% (6M EURIBOR) Semi-Annually,
5/21/31 (EUR) 3,486 48 — 48
5 Year Interest Rate Swap, Receive
Fixed 4.000% Annually, Pay Variable
3.560% (6M CZK PRIBOR) Semi-
Annually, 3/12/31 (CZK) 1,489,245 (667) — (667)
5 Year Interest Rate Swap, Receive
Fixed 4.608% Annually, Pay Variable
3.690% (6M CZK PRIBOR) Semi-
Annually, 5/21/31 (CZK) 161,672 130 — 130
7 Year Interest Rate Swap, Receive
Fixed 13.008% at Maturity, Pay Variable
14.400% (BRL CDI) at Maturity, 1/3/33
(BRL) 77,200 (328) — (328)
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.681% Annually, Receive Variable
2.145% (6M EURIBOR) Semi-Annually,
8/27/35 (EUR) 20,890 139 — 139
10 Year Interest Rate Swap, Pay Fixed
3.213% Annually, Receive Variable
2.619% (6M EURIBOR) Semi-Annually,
5/21/36 (EUR) 4,822 (115) — (115)
10 Year Interest Rate Swap, Pay Fixed
3.995% Annually, Receive Variable
3.460% (6M CZK PRIBOR) Semi-
Annually, 3/4/36 (CZK) 252,463 371 — 371
10 Year Interest Rate Swap, Receive
Fixed 2.140% Semi-Annually, Pay
Variable 1.060% (1M SGD SIBOR)
Semi-Annually, 1/29/36 (SGD) 13,760 23 — 23
10 Year Interest Rate Swap, Receive
Fixed 2.141% Semi-Annually, Pay
Variable 1.062% (1M SGD SIBOR)
Semi-Annually, 1/28/36 (SGD) 13,760 24 — 24
10 Year Interest Rate Swap, Receive
Fixed 2.200% Semi-Annually, Pay
Variable 1.063% (1M SGD SIBOR)
Semi-Annually, 1/28/36 (SGD) 27,450 166 — 166
10 Year Interest Rate Swap, Receive
Fixed 2.378% Semi-Annually, Pay
Variable 1.967% (6M SGD SIBOR)
Semi-Annually, 5/21/36 (SGD) 10,320 155 — 155
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 6,925 822 — 822
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 3,455 403 — 403
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.170% (6M EURIBOR) Semi-Annually,
12/16/39 (EUR) 3,470 390 — 390
15 Year Interest Rate Swap, Pay Fixed
3.358% Annually, Receive Variable
2.619% (6M EURIBOR) Semi-Annually,
5/21/41 (EUR) 4,436 (132) — (132)
Total Centrally Cleared Interest Rate Swaps 3,251
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.2%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 3.036% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/21/28 48,160 (82) — (82)
3 Year Zero-Coupon Inflation Swap
Pay Fixed 2.645% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/1/28 140,760 1,084 — 1,084
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.426% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 61,263 948 — 948
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.436% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 68,137 1,021 — 1,021
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.532% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/31/31 46,887 523 — 523
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.540% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/30/31 46,900 508 — 508
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.751% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/21/31 7,700 (24) — (24)
Total Centrally Cleared Zero-Coupon Inflation
Swaps 3,978
Total Centrally Cleared Swaps 4,021
Net payments (receipts) of variation margin to date (4,579)
Variation margin receivable (payable) on centrally cleared swaps $ (558)
*
Credit ratings as of May 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(819).
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 6/5/26 MYR 228,880 USD 57,508 $ 216
Bank of America 6/5/26 USD 3,443 COP 13,483,557 (208)
Bank of America 6/5/26 USD 66,781 MYR 261,477 836
Bank of America 6/5/26 USD 21,000 MYR 83,505 (61)
Bank of America 6/12/26 USD 15,225 SGD 19,380 25
Bank of America 6/12/26 USD 3,131 SGD 4,003 (9)
Bank of America 7/10/26 KRW 42,492,149 USD 28,147 55
Bank of America 7/10/26 USD 28,230 KRW 42,540,194 (4)
Bank of America 7/17/26 CZK 27,865 USD 1,329 10
Bank of America 7/17/26 USD 11,917 MXN 210,044 (148)
Bank of America 7/17/26 USD 9,375 RON 41,082 274
Bank of America 7/24/26 USD 18,734 NZD 31,766 (322)
Bank of America 8/14/26 USD 25,964 PLN 93,338 232
Bank of America 9/11/26 USD 57,665 MYR 228,880 (208)
Barclays Bank 6/5/26 USD 2,771 COP 10,644,244 (111)
Barclays Bank 7/16/26 USD 2,828 TRY 137,142 (25)
Barclays Bank 7/17/26 USD 47,706 ZAR 796,863 (1,239)
Barclays Bank 7/17/26 ZAR 394,302 USD 23,891 328
Barclays Bank 7/17/26 ZAR 447,135 USD 27,538 (74)
BNP Paribas 6/2/26 BRL 57,832 USD 11,436 17
BNP Paribas 6/2/26 USD 11,505 BRL 57,832 51
BNP Paribas 6/5/26 THB 26,906 USD 826 1
BNP Paribas 6/5/26 USD 1,361 COP 5,054,304 (8)
BNP Paribas 6/12/26 USD 4,911 SGD 6,261 —
BNP Paribas 7/17/26 USD 2,387 MXN 42,061 (29)
BNP Paribas 7/24/26 USD 79,867 JPY 12,609,025 331
BNP Paribas 8/21/26 USD 103,945 GBP 77,109 123
BNP Paribas 9/11/26 USD 830 THB 26,906 (4)
Citibank 6/5/26 COP 54,673,628 USD 14,828 (25)
Citibank 6/12/26 USD 24,499 CNH 168,582 (444)
Citibank 6/15/26 EGP 741,899 USD 14,243 (51)
Citibank 6/15/26 USD 17,149 EGP 927,939 (601)
Citibank 7/10/26 USD 31,194 IDR 530,608,796 1,518
Citibank 7/10/26 USD 21,535 KRW 32,601,436 (103)
Citibank 7/17/26 USD 1,876 RON 8,476 (1)
Citibank 7/24/26 CAD 15,966 USD 11,663 (53)
Citibank 7/24/26 USD 5,964 CAD 8,092 80
Citibank 7/24/26 USD 48,187 CHF 37,326 76
Citibank 7/24/26 USD 24,735 NZD 42,080 (510)
Citibank 8/21/26 USD 12,633 GBP 9,351 43
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 6/5/26 USD 17,683 MYR 69,832 $ 71
Deutsche Bank 6/15/26 EGP 991,001 USD 18,645 311
Deutsche Bank 7/10/26 USD 1,967 IDR 33,969,678 67
Deutsche Bank 7/17/26 MXN 727,823 USD 41,619 188
Deutsche Bank 7/17/26 RON 4,767 USD 1,089 (33)
Deutsche Bank 7/24/26 JPY 1,405,886 USD 8,900 (31)
Deutsche Bank 7/24/26 USD 6,232 CAD 8,456 84
Deutsche Bank 8/7/26 CLP 2,750,216 USD 3,062 29
Deutsche Bank 8/21/26 GBP 19,766 USD 26,608 5
Deutsche Bank 8/21/26 USD 11,398 GBP 8,551 (115)
Goldman Sachs 6/2/26 BRL 103,513 USD 20,470 31
Goldman Sachs 6/2/26 USD 20,587 BRL 103,513 87
Goldman Sachs 6/5/26 THB 26,489 USD 812 3
Goldman Sachs 6/5/26 USD 11,867 COP 42,568,668 342
Goldman Sachs 6/12/26 USD 3,275 SGD 4,174 1
Goldman Sachs 7/10/26 KRW 25,905,676 USD 16,916 278
Goldman Sachs 7/10/26 USD 16,742 IDR 288,872,428 586
Goldman Sachs 7/17/26 HUF 1,917,951 USD 5,926 380
Goldman Sachs 7/17/26 USD 9,579 CZK 199,250 4
Goldman Sachs 7/17/26 USD 23,051 MXN 402,840 (88)
Goldman Sachs 7/17/26 USD 2,709 RON 12,247 (4)
Goldman Sachs 7/24/26 NZD 2,778 USD 1,633 34
Goldman Sachs 7/24/26 USD 9,381 NZD 15,882 (147)
Goldman Sachs 8/14/26 USD 2,930 PLN 10,744 (32)
Goldman Sachs 9/2/26 BRL 103,513 USD 20,135 (84)
Goldman Sachs 9/11/26 USD 815 THB 26,489 (6)
HSBC Bank 6/2/26 BRL 32,230 USD 5,965 418
HSBC Bank 6/2/26 USD 6,373 BRL 32,230 (10)
HSBC Bank 6/5/26 MYR 117,598 USD 29,659 (1)
HSBC Bank 6/5/26 THB 29,383 USD 898 5
HSBC Bank 6/5/26 USD 11,311 MYR 45,217 (93)
HSBC Bank 7/10/26 IDR 78,426,598 USD 4,589 (203)
HSBC Bank 7/10/26 USD 7,070 IDR 120,831,705 312
HSBC Bank 7/10/26 USD 23,476 KRW 35,717,996 (231)
HSBC Bank 7/17/26 MXN 37,790 USD 2,153 18
HSBC Bank 8/7/26 CLP 5,486,680 USD 6,083 84
HSBC Bank 8/21/26 GBP 16,805 USD 22,547 80
HSBC Bank 8/21/26 USD 255,484 EUR 218,652 (447)
HSBC Bank 9/11/26 USD 29,741 MYR 117,598 6
HSBC Bank 9/11/26 USD 902 THB 29,383 (9)
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 6/12/26 USD 21,363 CNH 145,234 $ (125)
JPMorgan Chase 6/15/26 USD 459 EGP 24,806 (16)
JPMorgan Chase 6/30/26 USD 6,729 SEK 63,158 (123)
JPMorgan Chase 7/10/26 USD 821 IDR 13,980,898 39
JPMorgan Chase 7/17/26 CZK 3,854 USD 185 —
JPMorgan Chase 7/17/26 MXN 23,977 USD 1,372 6
JPMorgan Chase 7/17/26 USD 472 RON 2,137 (1)
JPMorgan Chase 7/24/26 CAD 3,472 USD 2,532 (8)
JPMorgan Chase 7/24/26 JPY 2,466,741 USD 15,604 (45)
JPMorgan Chase 7/24/26 USD 2,747 AUD 3,871 (32)
JPMorgan Chase 7/24/26 USD 5,669 CHF 4,443 (58)
JPMorgan Chase 8/21/26 EUR 5,332 USD 6,213 28
JPMorgan Chase 8/21/26 USD 848 EUR 719 6
JPMorgan Chase 8/21/26 USD 2,363 EUR 2,024 (6)
JPMorgan Chase 8/21/26 USD 3,196 GBP 2,386 (17)
Morgan Stanley 6/2/26 BRL 28,755 USD 5,683 12
Morgan Stanley 6/2/26 USD 5,686 BRL 28,755 (9)
Morgan Stanley 7/24/26 USD 23,960 NZD 40,665 (435)
Morgan Stanley 8/21/26 USD 10,456 EUR 8,963 (35)
Nomura Securities
International 7/24/26 USD 24,391 JPY 3,802,990 403
RBC Dominion
Securities 6/12/26 USD 2,687 CNH 18,250 (13)
RBC Dominion
Securities 7/10/26 USD 21,066 IDR 359,566,722 957
RBC Dominion
Securities 7/17/26 USD 11,942 MXN 210,306 (138)
RBC Dominion
Securities 7/17/26 USD 2,651 ZAR 44,574 (87)
RBC Dominion
Securities 7/24/26 USD 24,149 JPY 3,820,288 51
RBC Dominion
Securities 8/7/26 CLP 2,763,967 USD 3,061 46
Standard Chartered 6/5/26 MYR 113,553 USD 28,651 (13)
Standard Chartered 6/5/26 USD 2,585 THB 82,778 40
Standard Chartered 6/12/26 USD 2,410 CNH 16,375 (13)
Standard Chartered 7/24/26 USD 3,754 AUD 5,221 5
Standard Chartered 8/7/26 USD 4,073 CLP 3,685,289 (69)
Standard Chartered 9/2/26 USD 25,442 BRL 131,576 (45)
Standard Chartered 9/11/26 USD 27,459 MYR 108,552 11
State Street 7/24/26 USD 26,413 AUD 36,867 (55)
T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Toronto-Dominion Bank 6/2/26 BRL 36,098 USD 6,777 $ 372
Toronto-Dominion Bank 6/2/26 USD 7,138 BRL 36,098 (11)
Toronto-Dominion Bank 7/24/26 CAD 23,364 USD 17,144 (155)
Toronto-Dominion Bank 8/7/26 USD 4,072 CLP 3,685,289 (70)
UBS Investment Bank 6/2/26 BRL 160,100 USD 30,106 1,601
UBS Investment Bank 6/2/26 USD 31,660 BRL 160,100 (47)
UBS Investment Bank 6/5/26 COP 20,973,984 USD 5,446 232
UBS Investment Bank 6/30/26 USD 55,881 SEK 524,566 (1,024)
UBS Investment Bank 7/17/26 HUF 2,895,579 USD 9,424 96
UBS Investment Bank 7/24/26 USD 9,347 NZD 15,963 (229)
UBS Investment Bank 8/7/26 USD 4,005 CLP 3,630,285 (75)
UBS Investment Bank 8/21/26 USD 49,050 GBP 36,720 (391)
Wells Fargo 6/2/26 BRL 95,838 USD 18,952 28
Wells Fargo 6/2/26 USD 19,096 BRL 95,838 115
Wells Fargo 6/5/26 COP 56,707,438 USD 14,850 504
Wells Fargo 6/5/26 COP 4,042,284 USD 1,103 (8)
Wells Fargo 6/5/26 USD 18,134 COP 68,688,846 (463)
Wells Fargo 7/17/26 HUF 590,164 USD 1,884 57
Wells Fargo 7/17/26 MXN 134,902 USD 7,700 49
Wells Fargo 8/21/26 USD 86,891 GBP 64,908 (503)
Wells Fargo 9/2/26 BRL 95,838 USD 18,674 (110)
Wells Fargo 9/11/26 USD 1,076 COP 4,042,285 8
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,105
T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 288 Commonwealth of Australia ten year
bond contracts 6/26 22,569 $ 111
Short, 257 Euro BOBL contracts 6/26 (34,806) 296
Long, 385 Euro BTP contracts 6/26 53,443 510
Long, 184 Euro BUND contracts 6/26 27,147 113
Short, 225 Euro BUXL thirty year bond contracts 6/26 (28,895) 459
Long, 250 Euro OAT contracts 6/26 35,231 281
Long, 587 Euro SCHATZ contracts 6/26 72,586 (326)
Short, 107 Government of Japan ten year bond
contracts 6/26 (86,593) 1,115
Long, 595 Republic of South Korea ten year bond
contracts 6/26 42,444 47
Short, 665 Republic of South Korea three year
bond contracts 6/26 (45,597) 1
Short, 798 Government of Canada ten year bond
contracts 9/26 (69,592) (163)
Long, 114 U.K. Gilt ten year contracts 9/26 13,624 168
Short, 337 U.S. Treasury Long Bond contracts 9/26 (37,818) (504)
Short, 2,878 U.S. Treasury Notes five year
contracts 9/26 (308,553) (1,544)
Long, 85 U.S. Treasury Notes ten year contracts 9/26 9,335 16
Short, 348 U.S. Treasury Notes two year contracts 9/26 (71,884) (149)
Long, 1,471 Ultra U.S. Treasury Bonds contracts 9/26 168,292 2,383
Long, 2,353 Ultra U.S. Treasury Notes ten year
contracts 9/26 263,720 2,460
Short, 3,210 Three Month SOFR Futures contracts 3/27 (771,764) (414)
Net payments (receipts) of variation margin to date (5,168)
Variation margin receivable (payable) on open futures contracts $ (308)
T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 5,795++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Affiliates not held at period end (870) — 2,869
Totals $ (870)# $ — $ 8,664+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.51%  $ — $ 57,348 $ 57,348 $ —
T. Rowe Price Government
Reserve Fund, 3.67% 165,640  ¤  ¤ 340,128
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 16,873
Total $ 357,001^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $8,664 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $357,001.
T. ROWE PRICE Global Multi-Sector Bond Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,673,089) $ 2,678,956
Receivable for investment securities sold 33,134
Interest receivable 23,668
Cash deposits on centrally cleared swaps 23,447
Cash deposits on futures contracts 13,944
Unrealized gain on forward currency exchange contracts 12,306
Receivable for shares sold 3,122
Restricted cash pledged for bilateral derivatives 1,070
Foreign currency (cost $351) 361
Unrealized gain on bilateral swaps 230
Cash 191
Bilateral swap premiums paid 36
Other assets 90
Total assets 2,790,555
Liabilities
Payable for investment securities purchased 46,732
Obligation to return securities lending collateral 16,873
Unrealized loss on forward currency exchange contracts 10,201
Payable for shares redeemed 4,670
Bilateral swap premiums received 1,882
Investment management fees payable 999
Variation margin payable on centrally cleared swaps 558
Unrealized loss on bilateral swaps 514
Variation margin payable on futures contracts 308
Options written (premiums $277) 38
Due to affiliates 4
Payable to directors 1
Other liabilities 888
Total liabilities 83,668
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 2,706,887
T. ROWE PRICE Global Multi-Sector Bond Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (220,853)
Paid-in capital applicable to 269,419,154 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,927,740
NET ASSETS $ 2,706,887
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,092,254; Shares outstanding:
108,721,648) $ 10.05
Advisor Class
(Net assets: $12,897; Shares outstanding: 1,282,313) $ 10.06
I Class
(Net assets: $1,601,736; Shares outstanding:
159,415,193) $ 10.05
T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
Interest (net of foreign taxes of $847) $ 104,974
Dividend 8,664
Securities lending 181
Total income 113,819
Expenses
Investment management 10,459
Shareholder servicing
Investor Class $ 1,629
Advisor Class 61
I Class 271 1,961
Rule 12b-1 fees
Advisor Class 34
Prospectus and shareholder reports
Investor Class 44
Advisor Class 2
I Class 31 77
Custody and accounting 440
Registration 225
Legal and audit 55
Directors 6
Miscellaneous 53
Waived / paid by Price Associates (1,113)
Total expenses 12,197
Net investment income 101,622
T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $201) 10,239
Futures 4,393
Swaps 844
Options written 4,410
Forward currency exchange contracts (7,253)
Foreign currency transactions (1,291)
Net realized gain 11,342
Change in net unrealized gain / loss
Securities (8,063)
Futures (423)
Swaps 5,807
Options written 239
Forward currency exchange contracts 12,027
Other assets and liabilities denominated in foreign currencies (317)
Change in net unrealized gain / loss 9,270
Net realized and unrealized gain / loss 20,612
INCREASE IN NET ASSETS FROM OPERATIONS $ 122,234
T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 101,622 $ 86,739
Net realized gain (loss) 11,342 (23,325)
Change in net unrealized gain / loss 9,270 40,193
Increase in net assets from operations 122,234 103,607
Distributions to shareholders
Net earnings
Investor Class (47,429) (40,197)
Advisor Class (622) (703)
I Class (60,440) (46,910)
Decrease in net assets from distributions (108,491) (87,810)
Capital share transactions
*
Shares sold
Investor Class 471,769 273,877
Advisor Class 2,092 3,184
I Class 725,428 373,084
Distributions reinvested
Investor Class 46,306 39,078
Advisor Class 620 699
I Class 58,036 45,105
Shares redeemed
Investor Class (291,545) (213,052)
Advisor Class (4,037) (6,249)
I Class (226,211) (181,693)
Increase in net assets from capital share
transactions 782,458 334,033
T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase during period 796,201 349,830
Beginning of period 1,910,686 1,560,856
End of period $ 2,706,887 $ 1,910,686
*Share information (000s)
Shares sold
Investor Class 46,980 27,306
Advisor Class 208 316
I Class 72,444 37,253
Distributions reinvested
Investor Class 4,613 3,901
Advisor Class 62 70
I Class 5,782 4,502
Shares redeemed
Investor Class (29,099) (21,307)
Advisor Class (402) (625)
I Class (22,548) (18,163)
Increase in shares outstanding 78,040 33,253
T. ROWE PRICE Global Multi-Sector Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Global Multi-Sector Bond Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and some capital appreciation. The fund has three classes of shares: the Global Multi-Sector Bond Fund,
Inc. (Investor Class), the Global Multi-Sector Bond Fund–Advisor Class
(Advisor Class) and the Global Multi-Sector Bond Fund–I Class (I Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains
T. ROWE PRICE Global Multi-Sector Bond Fund

and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as
T. ROWE PRICE Global Multi-Sector Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
T. ROWE PRICE Global Multi-Sector Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets,
T. ROWE PRICE Global Multi-Sector Bond Fund

and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined
T. ROWE PRICE Global Multi-Sector Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,894,576 $ — $ 1,894,576
Asset-Backed Securities — 296,971 2,864 299,835
Bank Loans — 55,450 2,400 57,850
Common Stocks — — — —
Non-U.S. Government
Mortgage-Backed Securities — 63,827 1,680 65,507
Private Investment Company
2
— — — 2,272
Short-Term Investments 340,128 1,347 — 341,475
Securities Lending Collateral 16,873 — — 16,873
Options Purchased 568 — — 568
Total Securities 357,569 2,312,171 6,944 2,678,956
Swaps* — 10,567 — 10,567
Forward Currency Exchange
Contracts — 12,306 — 12,306
Futures Contracts* 7,960 — — 7,960
Total $ 365,529 $ 2,335,044 $ 6,944 $ 2,709,789
Liabilities
Options Written $ — $ 38 $ — $ 38
Swaps* — 8,676 — 8,676
Forward Currency Exchange
Contracts — 10,201 — 10,201
Futures Contracts* 3,100 — — 3,100
Total $ 3,100 $ 18,915 $ — $ 22,015
T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Convertible Bonds, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
T. ROWE PRICE Global Multi-Sector Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 4,084
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 14,726
Foreign exchange derivatives Forwards 12,306
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 285
^
,*
Total $ 31,401
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 106
Interest rate derivatives Centrally Cleared Swaps, Futures 6,047
Foreign exchange derivatives Forwards, Options Written 10,239
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 5,623
Total $ 22,015
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
T. ROWE PRICE Global Multi-Sector Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ (868) $ 2,428 $ 4,393 $ — $ 1,556 $ 7,509
Foreign
exchange
derivatives (217) 1,546 — (7,253) — (5,924)
Credit
derivatives 706 436 — — (712) 430
Total $ (379) $ 4,410 $ 4,393 $ (7,253) $ 844 $ 2,015
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 3,589 $ 3,589
Interest rate
derivatives (278) — (423) — 3,660 2,959
Foreign
exchange
derivatives (407) 239 — 12,027 — 11,859
Credit
derivatives — — — — (1,442) (1,442)
Total $ (685) $ 239 $ (423) $ 12,027 $ 5,807 $ 16,965
^ Options purchased are reported as securities.
T. ROWE PRICE Global Multi-Sector Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
T. ROWE PRICE Global Multi-Sector Bond Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, cash of $1,070,000 and securities valued at $2,650,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31,2026, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $2,619,000 cash and securities valued at $3,662,000. As of May 31, 2026, cash of $37,391,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement
T. ROWE PRICE Global Multi-Sector Bond Fund

of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 45% and 68% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 43% and 68% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust
T. ROWE PRICE Global Multi-Sector Bond Fund

credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse
(exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of
Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 39% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral
T. ROWE PRICE Global Multi-Sector Bond Fund

swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative
T. ROWE PRICE Global Multi-Sector Bond Fund

weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $49,505,000 (1.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 30% and 90% of net assets.
T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
T. ROWE PRICE Global Multi-Sector Bond Fund

Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate
T. ROWE PRICE Global Multi-Sector Bond Fund

unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash
T. ROWE PRICE Global Multi-Sector Bond Fund

flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned
T. ROWE PRICE Global Multi-Sector Bond Fund

securities was $17,102,000; the aggregate value of collateral was $17,580,000 and consisted of cash collateral and related investments of $16,873,000 and
U.S. government securities of $707,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $2,473,855,000 and $2,064,947,000, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. government securities aggregated $2,288,760,000 and $2,285,371,000, respectively, for the year ended May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
T. ROWE PRICE Global Multi-Sector Bond Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 108,491 $ 87,810
($000s)
Cost of investments $ 2,655,841
Unrealized appreciation $ 67,955
Unrealized depreciation (43,812)
Net unrealized appreciation (depreciation) $ 24,143
($000s)
Overdistributed ordinary income $ (2,966)
Net unrealized appreciation (depreciation) 24,143
Loss carryforwards and deferrals (242,030)
Total distributable earnings (loss) $ (220,853)
T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.19%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings,
T. ROWE PRICE Global Multi-Sector Bond Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $2,332,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
T. ROWE PRICE Global Multi-Sector Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2026, expenses incurred pursuant to these service agreements were
$127,000 for Price Associates; $742,000 for T. Rowe Price Services, Inc.; and
$11,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.65% 0.93% 0.01%
Expense limitation date 07/31/27 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(259) $(39) $(588)
T. ROWE PRICE Global Multi-Sector Bond Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2026, are as follows:
Total management fee waived was allocated ratably in the amounts of
$102,000, $1,000 and $124,000 for the Investor Class, Advisor Class and
I Class, respectively, for the year ended May 31, 2026.
As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 23,069,208 shares of the I Class, representing 14% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 227
Total Management Fee Waived $ 227
T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
T. ROWE PRICE Global Multi-Sector Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global
Multi-Sector Bond Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Multi-Sector Bond Fund,
Inc. (the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31,
2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
T. ROWE PRICE Global Multi-Sector Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)
T. ROWE PRICE Global Multi-Sector Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $94,163,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
T. ROWE PRICE Global Multi-Sector Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’
senior management teams and investment personnel involved in the management
T. ROWE PRICE Global Multi-Sector Bond Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)
T. ROWE PRICE Global Multi-Sector Bond Fund

Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)
T. ROWE PRICE Global Multi-Sector Bond Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group)
and third quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group) and second quintile (Expense Universe).
The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)
T. ROWE PRICE Global Multi-Sector Bond Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)
1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F175-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026